Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended	0 Months Ended
	Aug. 05, 2014	Jul. 07, 2014	Apr. 07, 2014	Dec. 31, 2014	Jul. 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock based compensation related to all stock-based awards				$ 10,900,000
Weighted average period, expense to recognize				2 years 2 months 5 days
Options, Granted		3,379,275		154,598
Stock option awards, vesting period		4 years	3 years
Expiration from the date of grant		10 years
Restricted stock units, granted	56,448	726,678	217,839	274,287
Incremental expense recognized		$ 0		$ 722,000
Restricted stock award granted, fair value	$ 13.34		$ 16.17	$ 15.33
2013 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock				11,727,833
Shares available for future grant				10,886,069
WRECO equity incentive plans [Member] | WRECO Transaction [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of registered shares					4,105,953
Exchange ratio					2.1107